Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Property and equipment
(a)	Property and equipment as of December 31, 2016 and 2017 are as follows:

	2016
	Acquisition cost		Accumulated depreciation	Carrying amount
Land	~~W~~	1,885,233	—	1,885,233
Buildings		1,164,668	(223,625)	941,043
Other		1,976,152	(1,656,815)	319,337

	~~W~~	5,026,053	(1,880,440)	3,145,613

	2017
	Acquisition cost		Accumulated depreciation	Carrying amount
Land	~~W~~	1,819,912	—	1,819,912
Buildings		1,158,661	(275,240)	883,421
Other		1,958,787	(1,640,348)	318,439

	~~W~~	4,937,360	(1,915,588)	3,021,772

Changes in property and equipment
(b)	Changes in property and equipment for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Land		Buildings	Other	Total
Beginning balance	~~W~~	1,795,960	926,249	333,206	3,055,415
Acquisitions (*1)		84,616	67,423	123,418	275,457
Disposals (*1)		(1,107)	(921)	(4,070)	(6,098)
Depreciation		—	(34,785)	(142,620)	(177,405)
Impairment losses		(946)	(1,258)	—	(2,204)
Amounts transferred from (to) investment property		6,125	(17,023)	—	(10,898)
Amounts transferred from intangible assets		3	76	—	79
Amounts transferred from assets held for sale		410	1	—	411
Effects of foreign currency movements		172	1,281	9,403	10,856

Ending balance	~~W~~	1,885,233	941,043	319,337	3,145,613

(*1)	~~W~~15,405 million of buildings increased by transfers from construction-in-progress.

	2017
	Land		Buildings	Other	Total
Beginning balance	~~W~~	1,885,233	941,043	319,337	3,145,613
Acquisitions (*1)		1,460	24,354	129,435	155,249
Disposals (*1)		(5,487)	(357)	(3,163)	(9,007)
Depreciation		—	(44,285)	(129,256)	(173,541)
Impairment losses		—	—	(16)	(16)
Amounts transferred from (to) investment property		(59,263)	(32,519)	—	(91,782)
Amounts transferred from assets held for sale		(1,815)	(3,521)	—	(5,336)
Effects of foreign currency movements		(216)	(1,294)	2,102	592

Ending balance	~~W~~	1,819,912	883,421	318,439	3,021,772

(*1)	~~W~~14,285 million of buildings increased by transfers from construction-in-progress.

Insured assets
(c)	Insured assets as of December 31, 2017 are as follows:

Type of insurance	Assets insured	Amount covered		Insurance company
Comprehensive insurance for financial institution	Cash and cash equivalent (Including ATM)	~~W~~	22,700	Samsung Fire and 7 other entities
Package insurance	General asset risk		1,473,918	Samsung Fire and 5 other entities
Fire insurance	Furniture and fixtures		19,285	Samsung Fire and 3 other entities
Directors’ and officers’ insurance	Directors’ and officers’ liabilities		213,470	MERITZ Fire and 8 other entities
Employee accident insurance	Employees		17,700	MERITZ Fire and 2 other entities
Pilferage insurance	Cash and securities		77,785	Samsung Fire and 8 other entities
Others	Securities, Fidelity guarantee and liability insurance and others		26,355	DB INSURANCE and 7 other entities

		~~W~~	1,851,213